CRYPTOCURRENCIES	3 Months Ended
Dec. 31, 2025
CRYPTOCURRENCIES
CRYPTOCURRENCIES

5.CRYPTOCURRENCIES

Cryptocurrencies are digital assets that are typically part of a decentralized system of recording transactions, new digital assets are issued based on reliance on cryptography to secure its transactions, to control the creation of additional digital assets, and to verify the transfer of assets.

The balance of cryptocurrencies at cost and at market value, is as follows:

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
Solana	461,759	$81,007,620	$113,707,044	$80,195,665
JTO	52,182	106,047	145,410	28,454
jitoSOL	53,911	9,741,001	13,640,204	11,943,716
laineSOL	116	27,736	56,789	25,622
Balance at December 31, 2025		$90,882,404	$127,549,448	$92,193,457

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
SOL	435,159	$66,847,972	$105,371,837	$126,415,294
JTO	52,182	106,047	145,410	114,048
Balance at September 30, 2025		$66,954,019	$105,517,247	$126,529,342
(a)	The cost is determined as the historical weighted average cost of the cryptocurrencies acquisitions and disposals.

The activity of the Company’s cryptocurrencies, excluding digital assets posted as collateral with third parties, for the year ended September 30, 2025 and the three months ended December 31, 2025 is as follows:

Balance at September 30, 2024	$25,575,512
Cash purchases	74,920,237
Cash sales	(8,677,328)
Purchases made with cryptocurrencies	15,702,439
Sales made with cryptocurrencies	(15,570,372)
Gain on cash sales	1,414,389
Gain on cryptocurrency traded for cryptocurrency	1,528,039
Staking and validating income before cost of sales paid in fiat	10,734,659
Expenses paid in cryptocurrencies	(582,302)
Investment income received in cryptocurrencies	132,067
Other income	66,927
Cryptocurrencies posted as collateral	(1,757,712)
Cryptocurrency collateral returned	2,763,872
Foreign exchange gain	176,479
Change in fair value	20,102,436
Balance at September 30, 2025	$126,529,342
Cash purchases	24,007,500
Cash sales	(786,915)
Gain on cash sales	(129,404)
Purchases made with cryptocurrencies	14,186,084
Sales made with cryptocurrencies	(14,676,399)
Gain on cryptocurrency traded for cryptocurrency	(5,898,320)
Staking and validating income before cost of sales paid in fiat	2,249,359
Expenses paid in cryptocurrencies	(277,209)
Other income	4,696
Cryptocurrencies posted as collateral	(13,640,204)
Cryptocurrency collateral returned	689,413
Sol held at validator	(186,913)
Foreign exchange gain	(485)
Change in fair value	(51,820,805)
Balance at December 31, 2025	$80,249,741

During the year ended September 30, 2025 the Company resumed its treasury management investment strategy to generate income on its cryptocurrency assets, previously executed intermittently during the years ended September 30, 2024 and 2023, which required collateral to be posted to over-the-counter traders to execute trades (see Note 20). During the years ended September 30, 2025 and 2024, the treasury management investment strategy involves selling covered European call options (each, an “Option”) on OTC markets. The Company recognizes premium income upon the sale of an Option. In the event the Option expires in-the-money, the Company’s underlying Bitcoin used as collateral to sell the Option are sold at the strike price of the Option. The strategy was discontinued prior to the end of fiscal 2025.

During the three-month period ended December 31, 2025, the Company entered into a cryptocurrency-backed credit facility with Kamino Finance (“Kamino”) which required collateral to be posted to Kamino (see Note 10).

The activity of the Company's cryptocurrencies posted as collateral during the year ended September 30, 2025 and the three months ended December 31, 2025, is as follows:

Balance at September 30, 2024	$—
Cryptocurrencies posted as collateral	1,757,712
Cryptocurrency collateral returned	(2,763,872)
Gain on sales	1,006,160
Balance at September 30, 2025	$—
Cryptocurrencies posted as collateral	13,640,204
Change in fair value	(1,696,489)
Balance at December 31, 2025	$11,943,716